17. Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 12,613	$ 12,430	$ 12,375	$ 12,183	$ 11,924	$ 11,608	$ 11,059	$ 10,759	$ 49,601	$ 45,350	$ 41,949
Total interest expense	1,225	994	781	757	609	557	513	467	3,757	2,146	2,377
Net interest income	11,388	11,436	11,594	11,426	11,315	11,051	10,546	10,292	45,844	43,204	39,572
Provision for loan losses	186	422	77	178	418	110	231	31	863	790	(507)
Other income	4,526	4,708	4,385	4,120	4,499	3,915	4,016	3,736	17,739	16,166	15,364
Other expense	12,090	11,267	11,244	10,916	11,270	10,702	10,560	10,042	45,517	42,574	41,228
Income before income taxes	3,638	4,455	4,658	4,452	4,126	4,154	3,771	3,955	17,203	16,006	14,215
Income tax expense	672	834	845	785	690	687	595	652	3,136	2,624	3,947
Net earnings	$ 2,966	$ 3,621	$ 3,813	$ 3,667	$ 3,436	$ 3,467	$ 3,176	$ 3,303	$ 14,067	$ 13,382	$ 10,268
Basic net earnings per share	$ 0.5	$ 0.62	$ 0.64	$ 0.61	$ 0.57	$ 0.58	$ 0.53	$ 0.55	$ 2.37	$ 2.23	$ 1.71
Diluted net earnings per share	$ 0.5	$ 0.61	$ 0.64	$ 0.61	$ 0.57	$ 0.57	$ 0.53	$ 0.55	$ 2.36	$ 2.22	$ 1.69